Share-based Payment - Additional Information (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity incentive plan period	10 years
Exercise price for options outstanding | $ / shares				$ 21.11	$ 21.11
Weighted average remaining contractual life for the share options outstanding	0.6	1.6
Expense arising from equity-settled share-based payment transactions | ¥	¥ 0	¥ 0	¥ 0
One year after date of grant [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment vesting percentage	33.00%
Two years after date of grant [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment vesting percentage	66.00%
Three years after date of grant [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment vesting percentage	100.00%